Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income taxes provision	$ 24,220	$ 142,965	$ 138,344	$ 1,253,934	$ 1,319,280	$ 362,282
Effective tax rate (in percent)	1.65%	107.94%	8.64%	30.70%	32.59%	1.96%
Federal statutory tax rate			21.00%		21.00%	21.00%